Expenses by nature (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature
Employee expenses		R$ (1,613,380)	R$ (1,570,942)	R$ (1,010,989)
Third-party services and other inputs		(131,197)	(120,742)	(65,023)
Short-term leases		(5,969)	(7,497)	(5,922)
Insurance		(12,243)	(15,045)	(3,214)
Travel expenses		(15,462)	(13,396)	(4,156)
Depreciation and amortization	[1]	(93,213)	(94,558)	(48,354)
Training		(3,421)	(6,788)	(4,353)
Share-based compensation	[2]	(28,116)	(5,486)	(2,531)
Consulting		(2,540)	(18,480)	(9,177)
Impairment loss on trade receivables and contract assets		(1,556)	(329)	(497)
Impairment of intangible assets		0	0	(21,895)
Other post-acquisition expenses	[3]	(2,645)	(25,650)	0
Other costs and expenses	[4]	(38,248)	(34,879)	(23,663)
Total		(1,947,990)	(1,913,792)	(1,199,774)
Disclosed as:
Costs of services provided		(1,487,742)	(1,425,219)	(935,732)
Selling expenses		(173,643)	(163,871)	(89,654)
General and administrative expenses		(290,499)	(315,915)	(151,681)
Research and technological innovation expenses		0	0	(4)
Impairment loss on trade receivables and contract assets		(1,556)	(329)	(497)
Other income (expenses) net		5,450	(8,458)	(22,206)
Total		R$ (1,947,990)	R$ (1,913,792)	R$ (1,199,774)

[1]	Depreciation and amortization include R$35,953 (R$40,968 as of December 31,2022 and R$31,884 as of December 31, 2021) classified as cost of services; R$11,727 (R$10,521 as of December 31,2022 and R$9,365 as of December 31, 2021) classified as general and administrative expenses, and R$45,533 (R$43,069 as of December 31, 2022 and R$7,105 as of December 31, 2021) of amortization of intangible assets acquired also classified as general and administrative expenses.
[2]	Share-based compensation includes R$13,842 (R$4,235 as of December 31, 2022 and R$1,930 as of December 31, 2021) classified as cost of services and R$14,274 (R$1,251 as of December 31, 2022 and R$600 as of December 31, 2021) as general and administrative expenses.
[3]	Other post-acquisition expenses mainly include the fair value adjustment on account payable for business acquired (R$4,863 as of December 31, 2023 and R$11,497 as of December 31,2022) and other income (expenses) related to the obligation of business acquired.
[4]	Other costs and expenses include mainly the restructuring expenses occurred in 2023 (R$20,997) in some subsidiaries acquired.